Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 7.1%
Airbus SE(a)	305,961	$32,108,336
Dassault Aviation SA(a)	1,298	1,343,057
Safran SA(a)	166,726	24,391,212
Thales SA	55,276	5,095,293

		62,937,898

Auto Components — 2.0%
Cie. Generale des Etablissements Michelin SCA	88,410	11,046,214
Faurecia SE(a)	43,092	2,149,494
Valeo SA(b)	118,945	4,627,009

		17,822,717

Automobiles — 1.3%
Peugeot SA(a)(b)	305,261	7,217,250
Renault SA(a)	100,233	3,999,220

		11,216,470

Banks — 5.1%
BNP Paribas SA(a)	585,241	30,078,291
Credit Agricole SA(a)	602,014	6,966,526
Societe Generale SA(a)	421,010	8,403,268

		45,448,085

Beverages — 2.6%
Pernod Ricard SA	109,003	20,862,292
Remy Cointreau SA	11,791	2,101,554

		22,963,846

Building Products — 1.4%
Cie. de Saint-Gobain(a)	269,293	12,827,142

Capital Markets — 0.5%
Amundi SA(a)(c)	31,495	2,516,643
Natixis SA(a)	496,528	1,532,382

		4,049,025

Chemicals — 5.0%
Air Liquide SA	246,366	40,565,850
Arkema SA	35,935	4,200,536

		44,766,386

Construction & Engineering — 4.1%
Bouygues SA	118,594	4,735,356
Eiffage SA(a)	43,964	4,319,719
Vinci SA	270,838	27,699,971

		36,755,046

Diversified Financial Services — 0.3%
Eurazeo SE(a)	20,446	1,264,452
Wendel SE	14,085	1,596,393

		2,860,845

Diversified Telecommunication Services — 1.7%
Iliad SA	7,746	1,577,032
Orange SA	1,037,199	13,138,980

		14,716,012

Electric Utilities — 0.6%
Electricite de France SA	322,055	4,898,352

Electrical Equipment — 5.7%
Legrand SA	138,864	11,790,419
Schneider Electric SE	280,292	39,111,011

		50,901,430

Entertainment — 2.2%
Bollore SA	460,937	1,794,166

Security	Shares	Value

Entertainment (continued)
Ubisoft Entertainment SA(a)	47,641	$4,546,514
Vivendi SA	431,212	12,988,236

		19,328,916

Equity Real Estate Investment Trusts (REITs) — 1.5%
Covivio	26,991	2,211,633
Gecina SA	23,898	3,639,096
Klepierre SA	102,194	2,261,522
Unibail-Rodamco-Westfield(b)	71,969	5,122,312

		13,234,563

Food & Staples Retailing — 0.6%
Carrefour SA	319,056	5,240,118

Food Products — 2.3%
Danone SA	321,527	20,715,117

Health Care Equipment & Supplies — 0.3%
BioMerieux	21,411	3,093,909

Health Care Providers & Services — 0.4%
Orpea(a)	26,846	3,365,460

Hotels, Restaurants & Leisure — 1.0%
Accor SA(a)	95,154	3,272,416
La Francaise des Jeux SAEM(c)	44,645	1,867,015
Sodexo SA	45,860	3,804,931

		8,944,362

Household Durables — 0.2%
SEB SA	11,824	2,110,264

Insurance — 3.1%
AXA SA	1,006,353	23,729,284
CNP Assurances(a)	90,043	1,437,920
SCOR SE(a)	82,359	2,821,550

		27,988,754

IT Services — 4.0%
Atos SE(a)	51,542	4,739,999
Capgemini SE	83,756	11,651,967
Edenred	128,297	7,355,759
Worldline SA(a)(c)	124,739	11,563,986

		35,311,711

Life Sciences Tools & Services — 1.2%
Eurofins Scientific SE(a)	69,001	5,617,601
Sartorius Stedim Biotech	14,354	5,202,585

		10,820,186

Machinery — 0.8%
Alstom SA(a)(b)	130,235	6,963,680

Media — 0.8%
Publicis Groupe SA	112,817	5,140,307
SES SA	199,193	1,817,082

		6,957,389

Metals & Mining — 0.8%
ArcelorMittal SA(a)	374,367	6,874,000

Multi-Utilities — 2.7%
Engie SA(a)	949,549	14,050,464
Suez SA	178,529	3,445,731
Veolia Environnement SA	280,025	6,451,440

		23,947,635

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 6.3%
TOTAL SE	1,311,395	$56,198,318

Personal Products — 5.4%
L’Oreal SA	130,946	48,056,395

Pharmaceuticals — 6.9%
Ipsen SA	19,694	1,904,660
Sanofi	589,520	59,736,094

		61,640,754

Professional Services — 1.6%
Bureau Veritas SA(a)	153,410	3,971,134
Teleperformance	30,611	10,223,427

		14,194,561

Semiconductors & Semiconductor Equipment — 1.5%
STMicroelectronics NV	331,016	12,995,445

Software — 1.4%
Dassault Systemes SE	68,614	12,725,888

Textiles, Apparel & Luxury Goods — 16.8%
EssilorLuxottica SA(a)	147,982	21,480,890
Hermes International	16,494	16,127,395
Kering SA	39,422	28,529,727
LVMH Moet Hennessy Louis Vuitton SE	144,443	83,436,734

		149,574,746

Transportation Infrastructure — 0.7%
Aeroports de Paris	15,530	1,967,302
Getlink SE(a)	229,292	3,826,191

		5,793,493

Total Common Stocks — 99.9% (Cost: $933,295,963)		888,238,918

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	16,168,918	$16,178,619
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	339,000	339,000

		16,517,619

Total Short-Term Investments — 1.8% (Cost: $16,520,441)		16,517,619

Total Investments in Securities — 101.7% (Cost: $949,816,404)		904,756,537

Other Assets, Less Liabilities — (1.7)%		(15,298,904)

Net Assets — 100.0%		$889,457,633

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,568,912	$7,614,031	(a)	$—		$(2,272)	$(2,052)	$16,178,619	16,168,918	$67,779	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	529,000	—		(190,000	)(a)	—	—	339,000	339,000	87		—

						$(2,272)	$(2,052)	$16,517,619		$67,866		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI France ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	18	12/18/20	$1,186	$10,569

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$888,238,918	$—	$—	$888,238,918
Money Market Funds	16,517,619	—	—	16,517,619

	$904,756,537	$—	$—	$904,756,537

Derivative financial instruments(a)
Assets
Futures Contracts	$10,569	$—	$—	$10,569

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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